Segregated Funds (Tables)	12 Months Ended
Dec. 31, 2017
Separate Accounts Disclosure 1 [Abstract]
Segregated Fund Types by Percentage of Investments
The segregated fund types offered, by percentage of total investments for account of segregated fund holders, were within the following ranges as at December 31, 2017 and 2016:

Type of fund	%
Money market	1 to 5
Fixed income	10 to 15
Balanced	40 to 45
Equity	40 to 45

Carrying Value of Investments Held for Segregated Fund Holders
The carrying value of investments held for segregated fund holders are as follows:

As at December 31,	2017	2016
Segregated and mutual fund units	$91,637	$83,625
Equity securities	10,799	9,739
Debt securities	3,517	3,247
Cash, cash equivalents and short-term securities	457	460
Investment properties	374	373
Mortgages	20	28
Other assets	147	120
Total assets	$106,951	$97,592
Less: Liabilities arising from investing activities	$559	$425
Total investments for account of segregated fund holders	$106,392	$97,167

Changes in Insurance Contracts and Investment Contracts for Account of Segregated Fund Holders
Changes in insurance contracts and investment contracts for account of segregated fund holders are as follows:

	Insurance contracts		Investment contracts
For the years ended December 31,	2017	2016	2017	2016
Balance as at January 1	$90,388	$83,670	$6,779	$7,770
Additions to segregated funds:
Deposits	10,772	11,454	86	96
Net transfer (to) from general funds	(119)	(307)	—	—
Net realized and unrealized gains (losses)	4,141	2,799	883	741
Other investment income	4,853	3,753	152	162
Total additions	$19,647	$17,699	$1,121	$999
Deductions from segregated funds:
Payments to policyholders and their beneficiaries	9,439	8,689	643	582
Management fees	963	810	57	60
Taxes and other expenses	267	257	12	15
Foreign exchange rate movements	245	1,403	(83)	1,333
Total deductions	$10,914	$11,159	$629	$1,990
Net additions (deductions)	$8,733	$6,540	$492	$(991)
Acquisitions	$—	$178	$—	$—
Balance as at December 31	$99,121	$90,388	$7,271	$6,779